INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SUMMARY OF INTANGIBLE ASSETS

Intangible assets, net consisted of the following (in thousands):

	January 31, 2022	October 31, 2021

Patents	$4,769	$4,836
Licenses	777	777
Software	98	98
Total intangibles	5,644	5,711
Accumulated amortization	(2,406)	(2,357)
Intangible assets	$3,238	$3,354

Intangible assets consist of the following (in thousands):

	October 31,
	2021	2020
Patents	$4,836	$4,479
License	777	777
Software	98	117
Total intangibles	5,711	5,373
Accumulated amortization	(2,357)	(2,112)
Net intangible assets	$3,354	$3,261

SCHEDULE OF CARRYING VALUE OF INTANGIBLE ASSETS

As of January 31, 2022, the estimated amortization expense by fiscal year based on the current carrying value of intangible assets is as follows (in thousands):

Fiscal year ending October 31,

2022 (Remaining)	$211
2023	282
2024	282
2025	282
2026	282
Thereafter	1,899
Total	$3,238

At October 31, 2021, the estimated amortization expense by fiscal year based on the current carrying value of intangible assets is as follows (in thousands):

2022	$277
2023	277
2024	277
2025	277
2026	277
Thereafter	1,969
Total	$3,354